UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (13,477,240)	$ (17,011,716)
Adjustments to reconcile net loss to net cash used in operating activities:
Income related to short-term investments	(244,106)	(459,789)
Depreciation and amortization	229,569	399,798
Net loss on disposal of property, equipment, software and operating lease right-of-use asset	323
Share-based compensation	2,030,335	2,477,108
Amortization of right-of use assets and interest of lease liabilities	75,033	116,140
Foreign exchange loss (gain), net	(1,252,353)	283,768
Changes in operating assets and liabilities:
Prepayments and other current assets	30,452	207,683
Amount due from related parties	5,860	190,608
Other non-current assets	43,946	3,004
Accounts payable	(615,550)	276,889
Amount due to related parties	1,260,439	619,600
Accruals and other current liabilities	860,235	(342,976)
Lease liabilities	(75,072)	(119,332)
Income tax payable	(1,144)	(14,502)
Net cash used in operating activities	(11,129,273)	(13,373,717)
Cash flows from investing activities:
Placement of short-term investments	(40,000,000)	(53,500,000)
Withdrawal of short-term investments	40,244,106	53,959,789
Purchase of property, equipment and software	(2,495)	(12,547)
Net cash generated from investing activities	241,611	447,242
Cash flows from financing activities:
Proceeds from borrowings		2,806,230
Proceeds from exercise of share options	15,485	42,814
Payment of direct costs related to at-the-market offering		(200,000)
Repayment of borrowings	(11,620,071)	(4,085,110)
Net cash used in financing activities	(11,604,586)	(1,436,066)
Effect of exchange rate on cash and cash equivalents	125,902	102,071
Net decrease in cash and cash equivalents	(22,366,346)	(14,260,470)
Cash and cash equivalents at the beginning of the period	85,194,502	109,934,257	$ 109,934,257
Cash and cash equivalents at the end of the period	62,828,156	95,673,787	$ 85,194,502
Supplemental cash flow disclosures:
Interest paid	291,889	395,399
Income tax paid	1,602	15,890
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	$ 75,072	$ 119,332